Condensed Parent Company Financial Information - Summary of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 1,953	$ 1,694	$ 1,611	$ 1,480	$ 1,607	$ 1,556	$ 1,517	$ 1,342	$ 1,439	$ 1,507	$ 1,522	$ 1,416	$ 6,738	$ 6,022	$ 5,884
Adjustments to reconcile net income to cash provided by operations:
Securities gain													(1)	(56)	(133)
Change in other assets, liabilities													(1,521)	316	(308)
Net cash provided by operating activities													6,967	7,666	7,163
Cash flows from investing activities:
Proceeds from sale of securities													1	1,576	2,483
Net cash provided by investing activities													(21,069)	(36,685)	(23,421)
Cash flows from financing activities:
Cash dividends paid													(2,139)	(2,082)	(2,026)
Cash received from exercise of stock options															7
Net cash provided by financing activities													12,668	23,368	17,582
Increase in cash													(1,434)	(5,651)	1,324
Parent Company [Member]
Cash flows from operating activities:
Net income													6,738	6,022	5,884
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends													(4,539)	(3,904)	(3,653)
Securities gain														(35)
Change in other assets, liabilities													71	2	(111)
Net cash provided by operating activities													2,270	2,085	2,120
Cash flows from investing activities:
Proceeds from sale of securities														88
Net cash provided by investing activities														88
Cash flows from financing activities:
Cash dividends paid													(2,139)	(2,082)	(2,026)
Cash received from exercise of stock options															7
Net cash provided by financing activities													(2,139)	(2,082)	(2,019)
Increase in cash													131	91	101
Cash at beginning of year				$ 790				$ 699				$ 598	790	699	598
Cash at end of year	$ 921				$ 790				$ 699				$ 921	$ 790	$ 699